Inventories (Notes)	12 Months Ended
Dec. 31, 2019
Inventory [Line Items]
Inventory Disclosure [Text Block]
6. Inventories

Inventories consisted of the following:

	December 31,
(in thousands)	2019	2018
Raw materials	$3,739	$1,921
Work in process	1,170	549
Finished goods	3,152	1,592
Total inventories [1]	$8,061	$4,062

[1] The amounts above exclude $31.7 million and $14.9 million of inventory at Noden classified as held for sale as of December 31, 2019 and 2018, respectively. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.